Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
Other comprehensive income/(loss)
Schedule of changes in the composition of accumulated other comprehensive income/(loss) attributable to ordinary shareholders

	Foreign currency translation adjustments	Net unrealized gains/ (losses) on available- for-sale securities	Total
	(RMB in millions)
Balances as of December 31, 2019	4,108	55	4,163
Other comprehensive loss	(7,656)	(55)	(7,711)

Balances as of December 31, 2020	(3,548)	—	(3,548)
Other comprehensive loss	(2,542)	—	(2,542)

Balances as of December 31, 2021	(6,090)	—	(6,090)
Other comprehensive income	5,131	—	5,131

Balances as of December 31, 2022	(959)	—	(959)